UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00032

Fundamental Investors, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Fundamental Investors

[close-up photo of water running over rocks in a stream]

Semi-annual report for the six months ended June 30, 2010

Fundamental InvestorsSM seeks long-term growth of capital and income.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2010:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	6.29%	0.98%	1.59%

The total annual fund operating expense ratio was 0.69% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 26 to 32 for details.

Results for other share classes can be found on page 5.

Equity investments are subject to market fluctuations. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

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For the six months ended June 30, 2010, Fundamental Investors posted a decline of 7.6%. This return includes quarterly dividends totaling 24 cents a share paid during the period.

Results for the fund trailed those of its primary benchmarks. The unmanaged Standard & Poor’s 500 Composite Index and the Lipper Growth and Income Funds Index — a measure of the fund’s category peers — both lost 6.6%.

Fundamental Investors’ return outpaced that of the unmanaged MSCI World Index, a measure of stock markets in more than 20 developed nations, which fell 9.6%. Though not one of the fund’s primary benchmarks, we include results for this index because Fundamental Investors is able to invest up to 35% of its assets outside the United States, and we believe it helps provide context for the global investing environment.

As you can see in the table below, the fund also finished behind its key benchmarks for the 12 months ended June 30, 2010. While trailing for any time frame is never welcome, our investment approach aims to deliver solid results over the long term. Fundamental Investors continues to do so, as its returns have outpaced the indexes for the five-year, 10-year and lifetime periods.

[Begin Sidebar]
Results at a glance
For periods ended June 30, 2010, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	12 months	5 years	10 years	Lifetime1
Fundamental Investors
(Class A shares)	–7.6%	12.8%	2.2%	2.2%	12.0%

Standard & Poor’s 500
Composite Index2	–6.6	14.4	–0.8	–1.6	10.8

Lipper Growth and
Income Funds Index3	–6.6	14.4	–0.7	0.6	10.2

MSCI World Index2	–9.6	10.8	0.6	–0.5	9.9

1 Since Capital Research and Management Company began managing the fund on August 1, 1978.
2 Unmanaged.
3 The Lipper index does not reflect the effect of sales charges.
[End Sidebar]

Strong start, tough finish

Stock markets rose during the first half of the reporting period amid signs of a strengthening global economy and generally solid earnings reports. U.S. interest rates remained low, and robust GDP growth early in the year tempered investor concerns over how the burgeoning financial crisis in Greece might affect the economy worldwide. In April however, as the scope of Europe’s debt troubles became clearer, investor fears escalated, helping to trigger a steep decline in global equity markets. The downturn erased the period’s early gains, and most equity indexes wound up finishing the first half of the year well into negative territory.

Europe’s troubles could also be seen in the weakening euro, which fell significantly against the U.S. dollar. The greenback also outpaced British, Swiss, Canadian and Australian currencies. The Japanese yen was the only major currency to strengthen against the U.S. dollar.

What helped and hurt

The broad-based nature of the market decline is visible in results for the S&P 500, as all 10 sectors that constitute the index finished in the red. Materials, energy and information technology turned in the worst results; the industrials, consumer discretionary and consumer staples areas held up better but still finished in negative territory.

In contrast to recent reporting periods when Fundamental Investors’ largest positions generally supported results, this period saw sharp downturns in some of our biggest holdings. Not surprisingly, this had a significant impact on results. Microsoft (–24.5%), Medtronic (–17.5%), Suncor Energy  (–17.2%), Verizon (–15.4%), Oracle (–12.6%) and JPMorgan Chase (–12.1%) all fell further than the broader market. Merck — the fund’s largest holding — and Home Depot fared slightly better, posting returns of –4.3% and –3.0%, respectively.

Top 10 holdings that boosted results were Apple (19.3%) and McDonald’s (5.5%). Boeing (15.9%), software maker Intuit (13.2%) and Union Pacific (8.8%) were among other significant positions experiencing healthy gains.

At the industry level, our holdings in telecommunication services, oil and gas, industrials, chemicals and utilities generally were detractors. Fund investments in aerospace and defense companies, and the hotels, restaurant and leisure areas were favorable contributors.

[Begin Sidebar]
Fundamental Investors’ 10 largest holdings

Company	Percent of net assets

Merck	3.5%
Suncor	2.3
Oracle	2.1
McDonald’s	2.0
Microsoft	1.9
JPMorgan Chase	1.5
Apple	1.4
Home Depot	1.4
Verizon	1.3
Medtronic	1.2
[End Sidebar]

Seeking opportunity

During the period, we saw an opportunity to invest in a number of attractively valued broadband and cable providers that we feel are well positioned to benefit from expanding consumer demand for these products and services. In addition, several feature solid dividends.

We took a sizable position in pharmaceutical producer Bristol-Myers, which we believe has an attractive product pipeline, a healthy dividend and a shareholder friendly management team.

We trimmed holdings in a number of economically sensitive industries that had benefited from the market run-up of 2009 and early 2010. These included firms in the materials and capital goods areas. We also pared positions in several large energy companies, though that was partially offset by investments we made in a number of smaller North American producers. These companies are focused on oil shale and oil sands, which have become more economical and attractive energy sources thanks to improving technology and higher energy prices.

As mentioned, the fund is able to invest up to 35% of assets outside the United States. That number currently stands at 19.3%. Such investments have served the fund well in recent years, and we continue to believe there is considerable opportunity beyond our shores. However, our concerns about a possible European slowdown coupled with the fact that we’re finding appealing opportunities nearer to home have led us to reduce our holdings in companies domiciled abroad.

Looking ahead

The economic environment remains murky. Corporate balance sheets have strengthened and profit growth has returned, but unemployment remains high and the prospects for near-term global growth are uncertain.

As always, our approach to navigating challenges within the global economy remains consistent: We perform fundamental research in an effort to identify companies we believe to be solid, long-term investments for the fund and its shareholders. We will continue to do so in coming months.

We appreciate your commitment to Fundamental Investors.

Sincerely,

/s/ James F. Rothenberg

James F. Rothenberg
Vice Chairman

/s/ Dina N. Perry

Dina N. Perry
President

August 11, 2010

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2010, calculated in accordance with the Securities and Exchange Commission formula, was 1.60%. The fund’s distribution rate for Class A shares as of that date was 1.40%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Other share class results

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2010:
			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	6.95%	1.05%	1.58%
Not reflecting CDSC	11.95	1.41	1.58

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	10.93	1.37	2.47
Not reflecting CDSC	11.93	1.37	2.47

Class F-1 shares3 — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	12.83	2.19	3.30

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged by
sponsoring firm	13.10	—	–8.52

Class 529-A shares4 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	6.25	0.93	3.60
Not reflecting maximum sales charge	12.75	2.13	4.34

Class 529-B shares2,4 — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	6.82	0.94	3.71
Not reflecting CDSC	11.82	1.29	3.71

Class 529-C shares4 — first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	10.84	1.30	3.47
Not reflecting CDSC	11.84	1.30	3.47

Class 529-E shares3,4 — first sold 3/7/02	12.41	1.82	3.34

Class 529-F-1 shares3,4 — first sold 9/23/02
Not reflecting annual asset-based fee charged by
sponsoring firm	12.98	2.33	7.78

1Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 26 to 32 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Summary investment portfolio, June 30, 2010
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	(percent of net assets)

Information technology	15.20%
Health care	13.07
Energy	11.26
Industrials	10.76
Financials	10.68
Other industries	34.49
Convertible securities & bonds & notes	0.05
Short-term securities & other assets less liabilities	4.49

Country diversification	(percent of net assets)
United States	76.2%
Euro zone *	6.1
Canada	4.3
United Kingdom	3.1
Switzerland	2.6
Other countries	3.2
Bonds, short-term securities & other assets less liabilities	4.5

*Countries using the euro as a common currency; those represented in the fund's portfolio are France, Germany, Ireland, Italy, the Netherlands and Spain

			Percent
		Value	of net
Common stocks - 95.46%	Shares	(000)	assets

Information technology - 15.20%
Oracle Corp.	40,762,679	$874,767	2.11%
Microsoft Corp.	33,795,000	777,623	1.87
Apple Inc. (1)	2,270,000	570,973	1.38
Google Inc., Class A (1)	1,020,000	453,849	1.09
Corning Inc.	27,995,000	452,119	1.09
Cisco Systems, Inc. (1)	20,643,500	439,913	1.06
Yahoo! Inc. (1)	31,660,000	437,858	1.06
Intuit Inc. (1)	11,575,000	402,463	.97
EMC Corp. (1)	14,000,000	256,200	.62
Other securities		1,641,049	3.95
		6,306,814	15.20

Health care - 13.07%
Merck & Co., Inc.	41,251,059	1,442,550	3.48
Medtronic, Inc.	14,164,064	513,731	1.24
Eli Lilly and Co.	13,535,000	453,423	1.10
Roche Holding AG (2)	3,270,000	449,048	1.08
Bristol-Myers Squibb Co.	17,000,000	423,980	1.02
Baxter International Inc.	7,575,000	307,848	.74
Pfizer Inc	16,940,000	241,564	.58
Other securities		1,589,039	3.83
		5,421,183	13.07

Energy - 11.26%
Suncor Energy Inc.	32,632,784	960,392	2.31
Occidental Petroleum Corp.	6,304,244	486,372	1.17
ConocoPhillips	6,470,000	317,612	.77
FMC Technologies, Inc. (1)	4,500,000	236,970	.57
Chevron Corp.	3,417,763	231,929	.56
Other securities		2,441,058	5.88
		4,674,333	11.26

Industrials - 10.76%
Lockheed Martin Corp.	5,598,200	417,066	1.01
Union Pacific Corp.	5,500,000	382,305	.92
Boeing Co.	5,500,000	345,125	.83
Schneider Electric SA (2)	3,242,272	328,166	.79
Deere & Co.	5,000,000	278,400	.67
Parker Hannifin Corp.	4,500,000	249,570	.60
First Solar, Inc. (1)	2,110,000	240,181	.58
Other securities		2,223,031	5.36
		4,463,844	10.76

Financials - 10.68%
JPMorgan Chase & Co.	16,785,000	614,499	1.48
Wells Fargo & Co.	19,513,000	499,533	1.20
U.S. Bancorp	21,347,000	477,105	1.15
Bank of America Corp.	26,500,000	380,805	.92
ACE Ltd.	5,700,000	293,436	.71
Marsh & McLennan Companies, Inc.	11,060,000	249,403	.60
Aon Corp.	6,700,000	248,704	.60
Other securities		1,665,884	4.02
		4,429,369	10.68

Consumer discretionary - 10.60%
McDonald's Corp.	12,406,400	817,210	1.97
Home Depot, Inc.	20,028,000	562,186	1.36
Starbucks Corp.	13,000,000	315,900	.76
Time Warner Cable Inc.	6,000,000	312,480	.75
Comcast Corp., Class A	17,165,000	298,156	.72
Walt Disney Co.	8,000,000	252,000	.61
Time Warner Inc.	8,500,000	245,735	.59
Other securities		1,591,978	3.84
		4,395,645	10.60

Materials - 7.07%
Syngenta AG (2)	2,102,000	485,393	1.17
Potash Corp. of Saskatchewan Inc.	3,524,100	303,918	.73
Other securities		2,144,331	5.17
		2,933,642	7.07

Consumer staples - 6.05%
Philip Morris International Inc.	8,124,800	372,441	.90
Altria Group, Inc.	14,175,100	284,069	.68
Coca-Cola Co.	5,655,000	283,429	.68
Other securities		1,570,491	3.79
		2,510,430	6.05

Utilities - 4.45%
Other securities		1,847,621	4.45

Telecommunication services - 2.50%
Verizon Communications Inc.	19,800,000	554,796	1.34
Other securities		483,334	1.16
		1,038,130	2.50

Miscellaneous - 3.82%
Other common stocks in initial period of acquisition		1,584,994	3.82

Total common stocks (cost: $38,412,823,000)		39,606,005	95.46

			Percent
		Value	of net
Convertible securities - 0.04%		(000)	assets

Industrials - 0.04%
Other securities		16,281	.04

Total convertible securities (cost: $12,500,000)		16,281	.04

			Percent
		Value	of net
Bonds & notes - 0.01%		(000)	assets

Mortgage-backed obligations - 0.01%
Other securities		6,132	.01

Total bonds & notes (cost: $6,285,000)		6,132	.01

	Principal		Percent
	amount	Value	of net
Short-term securities - 4.59%	(000)	(000)	assets

Fannie Mae 0.15%-0.31% due 8/4/2010-2/1/2011	573,535	573,163	1.38
Freddie Mac 0.16%-0.31% due 7/12-11/16/2010	509,906	509,782	1.23
Jupiter Securitization Co., LLC 0.32%-0.40% due 7/19-8/17/2010 (3)	65,200	65,174
JPMorgan Chase & Co. 0.23% due 7/12/2010	22,800	22,798	.21
Merck & Co. Inc. 0.18% due 8/2/2010 (3)	19,500	19,497	.05
Other securities		714,237	1.72

Total short-term securities (cost: $1,904,516,000)		1,904,651	4.59

Total investment securities (cost: $40,336,124,000)		41,533,069	100.10
Other assets less liabilities		(41,475)	(.10)

Net assets		$41,491,594	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's holdings in affiliated companies is included in "Other securities" under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/10 (000)
Strayer Education, Inc.	743,100	16,900	-	760,000	$1,140	$157,996
Grafton Group PLC, units (2)	14,962,000	-	-	14,962,000	509	53,109
Corporate Executive Board Co. (4)	2,304,200	-	689,199	1,615,001	496	-
					$2,145	$211,105

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $5,182,038,000, which represented 12.49% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $512,958,000, which represented 1.24% of the net assets of the fund.

(4) Unaffiliated issuer at 6/30/2010.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2010	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $40,023,814)	$41,321,964
Affiliated issuers (cost: $312,310)	211,105	$41,533,069
Cash denominated in non-U.S. currencies (cost: $3,077)		3,075
Cash		153
Receivables for:
Sales of investments	2,290
Sales of fund's shares	66,877
Dividends and interest	86,271	155,438
		41,691,735
Liabilities:
Payables for:
Purchases of investments	86,184
Repurchases of fund's shares	84,634
Investment advisory services	9,115
Services provided by affiliates	17,361
Directors' deferred compensation	2,499
Other	348	200,141
Net assets at June 30, 2010		$41,491,594

Net assets consist of:
Capital paid in on shares of capital stock		$45,119,188
Undistributed net investment income		191,256
Accumulated net realized loss		(5,016,387)
Net unrealized appreciation		1,197,537
Net assets at June 30, 2010		$41,491,594

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 2,500,000 shares, $1.00 par value (1,383,567 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$27,888,045	929,539	$30.00
Class B	699,973	23,390	29.93
Class C	1,759,567	58,855	29.90
Class F-1	3,616,850	120,610	29.99
Class F-2	662,386	22,079	30.00
Class 529-A	713,342	23,795	29.98
Class 529-B	58,890	1,965	29.97
Class 529-C	209,853	7,004	29.96
Class 529-E	31,427	1,049	29.96
Class 529-F-1	29,000	968	29.96
Class R-1	107,296	3,589	29.90
Class R-2	520,493	17,414	29.89
Class R-3	1,714,090	57,237	29.95
Class R-4	1,615,982	53,946	29.96
Class R-5	1,203,058	40,086	30.01
Class R-6	661,342	22,041	30.00

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended June 30, 2010	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $20,473; also includes $2,145 from affiliates)	$516,939
Interest	3,118	$520,057

Fees and expenses*:
Investment advisory services	57,174
Distribution services	65,834
Transfer agent services	21,498
Administrative services	11,043
Reports to shareholders	1,763
Registration statement and prospectus	680
Directors' compensation	193
Auditing and legal	42
Custodian	714
State and local taxes	1
Other	1,112	160,054
Net investment income		360,003

Net realized gain and unrealized depreciation
on investments and currency:
Net realized gain (loss) on:
Investments (including $32,855 net loss from affiliates)	14,741
Currency transactions	(349)	14,392
Net unrealized depreciation on:
Investments	(3,853,802)
Currency translations	(172)	(3,853,974)
Net realized gain and unrealized depreciation
on investments and currency		(3,839,582)
Net decrease in net assets resulting
from operations		$(3,479,579)

(*)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended June 30, 2010*	Year ended December 31, 2009
Operations:
Net investment income	$360,003	$578,877
Net realized gain (loss) on investments and currency transactions	14,392	(1,994,254)
Net unrealized (depreciation) appreciation on investments and currency translations	(3,853,974)	12,487,975
Net (decrease) increase in net assets resulting from operations	(3,479,579)	11,072,598

Dividends paid to shareholders from net investment income	(317,649)	(631,972)

Net capital share transactions	170,933	587,441

Total (decrease) increase in net assets	(3,626,295)	11,028,067

Net assets:
Beginning of period	45,117,889	34,089,822
End of period (including undistributed
net investment income: $191,256 and $148,902, respectively)	$41,491,594	$45,117,889

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                           unaudited

1. Organization

Fundamental Investors, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$6,182,550	$124,264	*	$-	$6,306,814
Health care	4,720,083	701,100	*	-	5,421,183
Energy	4,392,551	281,782	*	-	4,674,333
Industrials	3,766,447	697,397	*	-	4,463,844
Financials	3,921,956	507,413	*	-	4,429,369
Consumer discretionary	4,111,281	284,364	*	-	4,395,645
Materials	2,066,187	867,455	*	-	2,933,642
Consumer staples	1,950,265	560,165	*	-	2,510,430
Utilities	1,432,935	414,686	*	-	1,847,621
Telecommunication services	627,366	410,764	*	-	1,038,130
Miscellaneous	1,252,346	332,648	*	-	1,584,994
Convertible securities	-	16,281		-	16,281
Bonds & notes	-	6,132		-	6,132
Short-term securities	-	1,904,651		-	1,904,651
Total	$34,423,967	$7,109,102		$-	$41,533,069

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $5,182,038,000 of investment securities were classified as Level 2 instead of Level 1.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent. These investments may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

5. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006, by state tax authorities for tax years before 2005 and by tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation – Dividend income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$198,508
Post-October currency loss deferrals (realized during the period November 1, 2009, through December 31, 2009)*		(1,425)
Capital loss carryforwards†:
Expiring 2016	$(1,885,675)
Expiring 2017	(3,190,744)	(5,076,419)
*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

As of June 30, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$5,584,556
Gross unrealized depreciation on investment securities	(4,390,565)
Net unrealized appreciation depreciation on investment securities	1,193,991
Cost of investment securities	40,339,078

Ordinary income distributions paid to shareholders from net investment income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2010	Year ended December 31, 2009
Class A	$224,283	$458,892
Class B	2,888	8,510
Class C	6,562	15,323
Class F-1	28,658	55,986
Class F-2	5,917	6,438
Class 529-A	5,369	9,809
Class 529-B	211	527
Class 529-C	719	1,504
Class 529-E	191	353
Class 529-F-1	245	442
Class R-1	403	765
Class R-2	1,964	3,950
Class R-3	10,713	19,065
Class R-4	12,181	21,195
Class R-5	11,257	23,009
Class R-6(*)	6,088	6,204
Total	$317,649	$631,972

*Class R-6 was offered beginning May 1, 2009.

6. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.232% on such assets in excess of $55 billion. For the six months ended June 30, 2010, the investment advisory services fee was $57,174,000, which was equivalent to an annualized rate of 0.254% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2010, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and record keeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended June 30, 2010, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$35,822	$20,941	Not applicable	Not applicable	Not applicable
Class B	4,095	557	Not applicable	Not applicable	Not applicable
Class C	9,560	Included in administrative services	$1,435	$221	Not applicable
Class F-1	4,828		2,526	143	Not applicable
Class F-2	Not applicable		436	15	Not applicable
Class 529-A	770		349	60	$373
Class 529-B	337		31	11	34
Class 529-C	1,100		103	31	110
Class 529-E	82		15	3	16
Class 529-F-1	-		14	2	15
Class R-1	545		73	19	Not applicable
Class R-2	2,095		410	793	Not applicable
Class R-3	4,545		1,319	485	Not applicable
Class R-4	2,055		1,184	26	Not applicable
Class R-5	Not applicable		614	10	Not applicable
Class R-6	Not applicable		165	2	Not applicable
Total	$65,834	$21,498	$8,674	$1,821	$548

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $193,000, shown on the accompanying financial statements, includes $225,000 in current fees (either paid in cash or deferred) and a net decrease of $32,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2010
Class A	$1,952,234	59,241	$215,444	6,780	$(2,682,058)	(82,164)	$(514,380)	(16,143)
Class B	20,812	633	2,827	89	(158,259)	(4,815)	(134,620)	(4,093)
Class C	183,612	5,588	6,317	199	(193,456)	(5,959)	(3,527)	(172)
Class F-1	728,445	22,236	27,338	861	(675,909)	(20,709)	79,874	2,388
Class F-2	191,379	5,850	4,782	150	(114,180)	(3,495)	81,981	2,505
Class 529-A	79,899	2,433	5,367	169	(30,021)	(920)	55,245	1,682
Class 529-B	1,504	45	211	7	(8,146)	(246)	(6,431)	(194)
Class 529-C	24,487	745	719	23	(11,343)	(347)	13,863	421
Class 529-E	3,388	103	191	6	(1,495)	(46)	2,084	63
Class 529-F-1	5,572	171	245	8	(1,592)	(49)	4,225	130
Class R-1	31,635	959	401	13	(12,519)	(384)	19,517	588
Class R-2	100,199	3,064	1,962	62	(83,805)	(2,573)	18,356	553
Class R-3	409,897	12,475	10,710	337	(254,879)	(7,827)	165,728	4,985
Class R-4	375,568	11,437	12,177	384	(167,095)	(5,135)	220,650	6,686
Class R-5	184,106	5,616	11,227	354	(151,524)	(4,648)	43,809	1,322
Class R-6	148,967	4,567	6,059	191	(30,467)	(929)	124,559	3,829
Total net increase
(decrease)	$4,441,704	135,163	$305,977	9,633	$(4,576,748)	(140,246)	$170,933	4,550

Year ended December 31, 2009
Class A	$4,133,420	152,140	$437,083	16,132	$(5,318,512)	(200,947)	$(748,009)	(32,675)
Class B	76,831	2,969	8,202	311	(341,345)	(12,885)	(256,312)	(9,605)
Class C	336,939	12,332	14,652	550	(336,935)	(12,840)	14,656	42
Class F-1	1,304,172	47,008	49,006	1,806	(1,278,430)	(47,975)	74,748	839
Class F-2	541,618	19,496	5,112	175	(107,195)	(3,766)	439,535	15,905
Class 529-A	125,979	4,562	9,805	361	(60,203)	(2,232)	75,581	2,691
Class 529-B	5,218	203	527	20	(6,215)	(230)	(470)	(7)
Class 529-C	41,294	1,498	1,503	56	(23,111)	(855)	19,686	699
Class 529-E	6,233	226	352	13	(2,902)	(106)	3,683	133
Class 529-F-1	8,008	288	442	16	(7,887)	(265)	563	39
Class R-1	43,940	1,610	761	28	(31,016)	(1,070)	13,685	568
Class R-2	170,514	6,366	3,946	146	(117,622)	(4,361)	56,838	2,151
Class R-3	594,024	21,683	19,055	701	(345,362)	(12,572)	267,717	9,812
Class R-4	564,135	20,763	21,187	777	(337,037)	(12,025)	248,285	9,515
Class R-5	617,507	22,851	22,633	842	(755,761)	(28,025)	(115,621)	(4,332)
Class R-6(†)	519,256	19,015	6,203	208	(32,583)	(1,011)	492,876	18,212
Total net increase
(decrease)	$9,089,088	333,010	$600,469	22,142	$(9,102,116)	(341,165)	$587,441	13,987

*Includes exchanges between share classes of the fund.
†Class R-6 was offered beginning May 1, 2009.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,826,036,000 and $6,395,311,000, respectively, during the six months ended June 30, 2010.

Financial highlights(1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income(3)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(4)(5)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(5)		Ratio of net income to average net assets(3)(5)

Class A:	Six months ended 6/30/2010(6)	$32.73	$.27	$(2.76)	$(2.49)	$(.24)	$-	$(.24)	$30.00	(7.65)%	$27,888	.65	%(7)	.65	%(7)	1.66	%(7)
	Year ended 12/31/2009	24.98	.44	7.79	8.23	(.48)	-	(.48)	32.73	33.36	30,954	.69		.69		1.60
	Year ended 12/31/2008	42.45	.60	(17.23)	(16.63)	(.58)	(.26)	(.84)	24.98	(39.70)	24,443	.63		.61		1.70
	Year ended 12/31/2007	40.05	1.03	4.39	5.42	(.95)	(2.07)	(3.02)	42.45	13.55	38,877	.60		.57		2.40
	Year ended 12/31/2006	35.40	.62	6.16	6.78	(.56)	(1.57)	(2.13)	40.05	19.24	32,187	.61		.58		1.60
	Year ended 12/31/2005	32.25	.58	3.16	3.74	(.59)	-	(.59)	35.40	11.68	24,390	.62		.60		1.75

Class B:	Six months ended 6/30/2010(6)	32.64	.14	(2.73)	(2.59)	(.12)	-	(.12)	29.93	(7.97)	700	1.41	(7)	1.41	(7)	.88	(7)
	Year ended 12/31/2009	24.92	.23	7.76	7.99	(.27)	-	(.27)	32.64	32.30	897	1.46		1.46		.85
	Year ended 12/31/2008	42.35	.34	(17.20)	(16.86)	(.31)	(.26)	(.57)	24.92	(40.14)	924	1.39		1.37		.94
	Year ended 12/31/2007	39.96	.70	4.38	5.08	(.62)	(2.07)	(2.69)	42.35	12.70	1,667	1.36		1.33		1.63
	Year ended 12/31/2006	35.33	.32	6.14	6.46	(.26)	(1.57)	(1.83)	39.96	18.33	1,417	1.38		1.35		.83
	Year ended 12/31/2005	32.19	.33	3.15	3.48	(.34)	-	(.34)	35.33	10.84	1,090	1.39		1.36		.99

Class C:	Six months ended 6/30/2010(6)	32.61	.14	(2.74)	(2.60)	(.11)	-	(.11)	29.90	(7.99)	1,760	1.45	(7)	1.45	(7)	.86	(7)
	Year ended 12/31/2009	24.90	.22	7.75	7.97	(.26)	-	(.26)	32.61	32.26	1,925	1.48		1.48		.81
	Year ended 12/31/2008	42.31	.32	(17.17)	(16.85)	(.30)	(.26)	(.56)	24.90	(40.16)	1,468	1.43		1.41		.90
	Year ended 12/31/2007	39.92	.70	4.36	5.06	(.60)	(2.07)	(2.67)	42.31	12.65	2,053	1.41		1.38		1.62
	Year ended 12/31/2006	35.30	.30	6.13	6.43	(.24)	(1.57)	(1.81)	39.92	18.23	1,380	1.43		1.41		.77
	Year ended 12/31/2005	32.17	.30	3.15	3.45	(.32)	-	(.32)	35.30	10.76	776	1.45		1.43		.91

Class F-1:	Six months ended 6/30/2010(6)	32.72	.27	(2.76)	(2.49)	(.24)	-	(.24)	29.99	(7.65)	3,617	.65	(7)	.65	(7)	1.66	(7)
	Year ended 12/31/2009	24.97	.45	7.79	8.24	(.49)	-	(.49)	32.72	33.40	3,868	.67		.67		1.61
	Year ended 12/31/2008	42.43	.60	(17.22)	(16.62)	(.58)	(.26)	(.84)	24.97	(39.69)	2,932	.62		.60		1.72
	Year ended 12/31/2007	40.03	1.06	4.36	5.42	(.95)	(2.07)	(3.02)	42.43	13.55	3,235	.61		.58		2.45
	Year ended 12/31/2006	35.39	.62	6.15	6.77	(.56)	(1.57)	(2.13)	40.03	19.21	1,815	.61		.58		1.58
	Year ended 12/31/2005	32.24	.57	3.16	3.73	(.58)	-	(.58)	35.39	11.64	662	.66		.63		1.71

Class F-2:	Six months ended 6/30/2010(6)	32.73	.31	(2.76)	(2.45)	(.28)	-	(.28)	30.00	(7.53)	662	.40	(7)	.40	(7)	1.92	(7)
	Year ended 12/31/2009	24.98	.49	7.81	8.30	(.55)	-	(.55)	32.73	33.72	641	.43		.43		1.69
	Period from 8/1/2008 to 12/31/2008	37.09	.23	(11.97)	(11.74)	(.37)	-	(.37)	24.98	(31.78)	92	.17		.16		.88

Class 529-A:	Six months ended 6/30/2010(6)	32.71	.26	(2.76)	(2.50)	(.23)	-	(.23)	29.98	(7.67)	713	.69	(7)	.69	(7)	1.63	(7)
	Year ended 12/31/2009	24.97	.43	7.78	8.21	(.47)	-	(.47)	32.71	33.30	723	.73		.73		1.55
	Year ended 12/31/2008	42.42	.58	(17.21)	(16.63)	(.56)	(.26)	(.82)	24.97	(39.71)	485	.68		.65		1.66
	Year ended 12/31/2007	40.02	1.03	4.36	5.39	(.92)	(2.07)	(2.99)	42.42	13.49	643	.66		.64		2.37
	Year ended 12/31/2006	35.38	.60	6.15	6.75	(.54)	(1.57)	(2.11)	40.02	19.16	414	.66		.63		1.55
	Year ended 12/31/2005	32.24	.55	3.15	3.70	(.56)	-	(.56)	35.38	11.60	231	.70		.67		1.66

Class 529-B:	Six months ended 6/30/2010(6)	32.69	.13	(2.75)	(2.62)	(.10)	-	(.10)	29.97	(8.03)	59	1.50	(7)	1.50	(7)	.80	(7)
	Year ended 12/31/2009	24.96	.20	7.77	7.97	(.24)	-	(.24)	32.69	32.16	71	1.55		1.55		.74
	Year ended 12/31/2008	42.41	.30	(17.22)	(16.92)	(.27)	(.26)	(.53)	24.96	(40.20)	54	1.50		1.47		.84
	Year ended 12/31/2007	40.01	.66	4.38	5.04	(.57)	(2.07)	(2.64)	42.41	12.57	80	1.48		1.46		1.53
	Year ended 12/31/2006	35.37	.27	6.16	6.43	(.22)	(1.57)	(1.79)	40.01	18.18	60	1.50		1.47		.71
	Year ended 12/31/2005	32.23	.27	3.16	3.43	(.29)	-	(.29)	35.37	10.66	40	1.54		1.52		.82

Class 529-C:	Six months ended 6/30/2010(6)	32.69	.13	(2.75)	(2.62)	(.11)	-	(.11)	29.96	(8.05)	210	1.49	(7)	1.49	(7)	.82	(7)
	Year ended 12/31/2009	24.95	.20	7.78	7.98	(.24)	-	(.24)	32.69	32.22	215	1.55		1.55		.74
	Year ended 12/31/2008	42.40	.30	(17.22)	(16.92)	(.27)	(.26)	(.53)	24.95	(40.21)	147	1.49		1.47		.85
	Year ended 12/31/2007	40.00	.67	4.37	5.04	(.57)	(2.07)	(2.64)	42.40	12.58	195	1.48		1.45		1.56
	Year ended 12/31/2006	35.37	.28	6.14	6.42	(.22)	(1.57)	(1.79)	40.00	18.16	126	1.49		1.47		.71
	Year ended 12/31/2005	32.23	.27	3.16	3.43	(.29)	-	(.29)	35.37	10.68	71	1.53		1.51		.83

Class 529-E:	Six months ended 6/30/2010(6)	32.69	.22	(2.76)	(2.54)	(.19)	-	(.19)	29.96	(7.81)	32	.98	(7)	.98	(7)	1.33	(7)
	Year ended 12/31/2009	24.95	.34	7.78	8.12	(.38)	-	(.38)	32.69	32.89	32	1.04		1.04		1.24
	Year ended 12/31/2008	42.40	.48	(17.21)	(16.73)	(.46)	(.26)	(.72)	24.95	(39.90)	21	.98		.96		1.36
	Year ended 12/31/2007	40.00	.88	4.38	5.26	(.79)	(2.07)	(2.86)	42.40	13.14	29	.97		.95		2.05
	Year ended 12/31/2006	35.36	.48	6.15	6.63	(.42)	(1.57)	(1.99)	40.00	18.80	20	.97		.95		1.23
	Year ended 12/31/2005	32.23	.44	3.15	3.59	(.46)	-	(.46)	35.36	11.24	12	1.02		.99		1.34

Class 529-F-1:	Six months ended 6/30/2010(6)	32.69	.30	(2.76)	(2.46)	(.27)	-	(.27)	29.96	(7.58)	29	.48	(7)	.48	(7)	1.84	(7)
	Year ended 12/31/2009	24.95	.48	7.78	8.26	(.52)	-	(.52)	32.69	33.56	27	.54		.54		1.74
	Year ended 12/31/2008	42.39	.64	(17.19)	(16.55)	(.63)	(.26)	(.89)	24.95	(39.59)	20	.48		.46		1.84
	Year ended 12/31/2007	40.00	1.13	4.33	5.46	(1.00)	(2.07)	(3.07)	42.39	13.69	20	.47		.45		2.62
	Year ended 12/31/2006	35.36	.67	6.15	6.82	(.61)	(1.57)	(2.18)	40.00	19.40	11	.47		.45		1.73
	Year ended 12/31/2005	32.22	.59	3.15	3.74	(.60)	-	(.60)	35.36	11.68	5	.58		.56		1.76

Class R-1:	Six months ended 6/30/2010(6)	32.62	.15	(2.75)	(2.60)	(.12)	-	(.12)	29.90	(8.00)	107	1.44	(7)	1.44	(7)	.90	(7)
	Year ended 12/31/2009	24.90	.22	7.76	7.98	(.26)	-	(.26)	32.62	32.30	98	1.47		1.47		.80
	Year ended 12/31/2008	42.31	.32	(17.18)	(16.86)	(.29)	(.26)	(.55)	24.90	(40.16)	61	1.43		1.41		.91
	Year ended 12/31/2007	39.93	.72	4.33	5.05	(.60)	(2.07)	(2.67)	42.31	12.62	57	1.44		1.42		1.67
	Year ended 12/31/2006	35.31	.29	6.13	6.42	(.23)	(1.57)	(1.80)	39.93	18.19	23	1.47		1.43		.74
	Year ended 12/31/2005	32.18	.29	3.16	3.45	(.32)	-	(.32)	35.31	10.74	11	1.50		1.46		.88

Class R-2:	Six months ended 6/30/2010(6)	32.61	.14	(2.75)	(2.61)	(.11)	-	(.11)	29.89	(8.02)	521	1.45	(7)	1.45	(7)	.87	(7)
	Year ended 12/31/2009	24.89	.21	7.76	7.97	(.25)	-	(.25)	32.61	32.22	550	1.52		1.52		.77
	Year ended 12/31/2008	42.30	.30	(17.17)	(16.87)	(.28)	(.26)	(.54)	24.89	(40.19)	366	1.49		1.47		.85
	Year ended 12/31/2007	39.92	.70	4.34	5.04	(.59)	(2.07)	(2.66)	42.30	12.61	471	1.46		1.40		1.62
	Year ended 12/31/2006	35.29	.30	6.14	6.44	(.24)	(1.57)	(1.81)	39.92	18.26	291	1.54		1.41		.77
	Year ended 12/31/2005	32.17	.30	3.14	3.44	(.32)	-	(.32)	35.29	10.73	155	1.64		1.43		.91

Class R-3:	Six months ended 6/30/2010(6)	32.67	.22	(2.75)	(2.53)	(.19)	-	(.19)	29.95	(7.78)	1,714	.97	(7)	.97	(7)	1.35	(7)
	Year ended 12/31/2009	24.94	.36	7.77	8.13	(.40)	-	(.40)	32.67	32.93	1,707	.99		.99		1.29
	Year ended 12/31/2008	42.38	.48	(17.20)	(16.72)	(.46)	(.26)	(.72)	24.94	(39.89)	1,058	.98		.95		1.37
	Year ended 12/31/2007	39.98	.92	4.34	5.26	(.79)	(2.07)	(2.86)	42.38	13.17	1,157	.97		.94		2.12
	Year ended 12/31/2006	35.35	.47	6.14	6.61	(.41)	(1.57)	(1.98)	39.98	18.75	525	.99		.96		1.21
	Year ended 12/31/2005	32.21	.45	3.16	3.61	(.47)	-	(.47)	35.35	11.26	220	1.01		.98		1.35

Class R-4:	Six months ended 6/30/2010(6)	32.68	.27	(2.75)	(2.48)	(.24)	-	(.24)	29.96	(7.63)	1,616	.67	(7)	.67	(7)	1.66	(7)
	Year ended 12/31/2009	24.95	.44	7.77	8.21	(.48)	-	(.48)	32.68	33.31	1,545	.69		.69		1.58
	Year ended 12/31/2008	42.39	.58	(17.19)	(16.61)	(.57)	(.26)	(.83)	24.95	(39.70)	942	.67		.65		1.68
	Year ended 12/31/2007	39.99	1.05	4.34	5.39	(.92)	(2.07)	(2.99)	42.39	13.51	879	.66		.64		2.42
	Year ended 12/31/2006	35.36	.59	6.14	6.73	(.53)	(1.57)	(2.10)	39.99	19.12	438	.67		.65		1.52
	Year ended 12/31/2005	32.22	.55	3.16	3.71	(.57)	-	(.57)	35.36	11.61	205	.69		.66		1.66

Class R-5:	Six months ended 6/30/2010(6)	32.74	.32	(2.76)	(2.44)	(.29)	-	(.29)	30.01	(7.51)	1,203	.37	(7)	.37	(7)	1.95	(7)
	Year ended 12/31/2009	24.99	.52	7.79	8.31	(.56)	-	(.56)	32.74	33.75	1,269	.39		.39		1.92
	Year ended 12/31/2008	42.46	.69	(17.23)	(16.54)	(.67)	(.26)	(.93)	24.99	(39.53)	1,077	.37		.35		1.98
	Year ended 12/31/2007	40.06	1.18	4.34	5.52	(1.05)	(2.07)	(3.12)	42.46	13.81	1,014	.37		.34		2.73
	Year ended 12/31/2006	35.41	.71	6.16	6.87	(.65)	(1.57)	(2.22)	40.06	19.50	481	.38		.35		1.83
	Year ended 12/31/2005	32.26	.65	3.17	3.82	(.67)	-	(.67)	35.41	11.94	265	.39		.36		1.96

Class R-6:	Six months ended 6/30/2010(6)	32.74	.33	(2.78)	(2.45)	(.29)	-	(.29)	30.00	(7.52)	661	.32	(7)	.32	(7)	2.01	(7)
	Period from 5/1/2009 to 12/31/2009	25.63	.37	7.17	7.54	(.43)	-	(.43)	32.74	29.60	596	.35	(7)	.35	(7)	1.87	(7)

	Six months ended June 30,	Year ended December 31
	2010(6)	2009	2008	2007	2006	2005
Portfolio turnover rate for all classes of shares	15%	30%	29%	27%	21%	24%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)For the year ended December 31, 2007, this column reflects the impact of corporate action events that resulted in a one-time increase to net investment income. If the corporate action events had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $0.39 and 0.90%, respectively. The impact to the other share classes would have been similar.

(4)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(5)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(6)Unaudited.
(7)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                       unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010, through June 30, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2010	Ending account value 6/30/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$923.52	$3.10	.65%
Class A -- assumed 5% return	1,000.00	1,021.57	3.26	.65
Class B -- actual return	1,000.00	920.32	6.71	1.41
Class B -- assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class C -- actual return	1,000.00	920.08	6.90	1.45
Class C -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class F-1 -- actual return	1,000.00	923.45	3.10	.65
Class F-1 -- assumed 5% return	1,000.00	1,021.57	3.26	.65
Class F-2 -- actual return	1,000.00	924.69	1.91	.40
Class F-2 -- assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-A -- actual return	1,000.00	923.26	3.29	.69
Class 529-A -- assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 529-B -- actual return	1,000.00	919.72	7.14	1.50
Class 529-B -- assumed 5% return	1,000.00	1,017.36	7.50	1.50
Class 529-C -- actual return	1,000.00	919.50	7.09	1.49
Class 529-C -- assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-E -- actual return	1,000.00	921.87	4.67	.98
Class 529-E -- assumed 5% return	1,000.00	1,019.93	4.91	.98
Class 529-F-1 -- actual return	1,000.00	924.21	2.29	.48
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.41	2.41	.48
Class R-1 -- actual return	1,000.00	919.99	6.86	1.44
Class R-1 -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class R-2 -- actual return	1,000.00	919.83	6.90	1.45
Class R-2 -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class R-3 -- actual return	1,000.00	922.22	4.62	.97
Class R-3 -- assumed 5% return	1,000.00	1,019.98	4.86	.97
Class R-4 -- actual return	1,000.00	923.67	3.20	.67
Class R-4 -- assumed 5% return	1,000.00	1,021.47	3.36	.67
Class R-5 -- actual return	1,000.00	924.88	1.77	.37
Class R-5 -- assumed 5% return	1,000.00	1,022.96	1.86	.37
Class R-6 -- actual return	1,000.00	924.81	1.53	.32
Class R-6 -- assumed 5% return	1,000.00	1,023.21	1.61	.32

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional term through November 30, 2010. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing long-term growth of capital and income. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2010, portfolio of Fundamental Investors’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Fundamental Investors files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Fundamental Investors, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
>Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-910-0810P

Litho in USA KBDA/B/8083-S26166

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Fundamental InvestorsSM
Investment portfolio

June 30, 2010
unaudited

Common stocks — 95.46%	Shares	Value (000)

INFORMATION TECHNOLOGY — 15.20%
Oracle Corp.	40,762,679	$874,767
Microsoft Corp.	33,795,000	777,623
Apple Inc.1	2,270,000	570,973
Google Inc., Class A1	1,020,000	453,849
Corning Inc.	27,995,000	452,119
Cisco Systems, Inc.1	20,643,500	439,913
Yahoo! Inc.1	31,660,000	437,858
Intuit Inc.1	11,575,000	402,463
EMC Corp.1	14,000,000	256,200
Intel Corp.	10,000,000	194,500
Xilinx, Inc.	7,400,000	186,924
Microchip Technology Inc.	6,300,000	174,762
Texas Instruments Inc.	7,000,000	162,960
Fidelity National Information Services, Inc.	5,760,500	154,497
Visa Inc., Class A	1,850,000	130,887
Lender Processing Services, Inc.	3,807,500	119,213
Hewlett-Packard Co.	2,600,000	112,528
SAP AG (ADR)	2,000,000	88,600
Tyco Electronics Ltd.	2,915,000	73,983
Autonomy Corp. PLC1,2	2,180,000	58,834
Linear Technology Corp.	1,860,000	51,726
Automatic Data Processing, Inc.	900,000	36,234
ASML Holding NV2	1,219,568	33,491
MediaTek Inc.2	2,290,000	31,939
KLA-Tencor Corp.	839,500	23,405
Comverse Technology, Inc.1	841,800	6,566
		6,306,814

HEALTH CARE — 13.07%
Merck & Co., Inc.	41,251,059	1,442,550
Medtronic, Inc.	14,164,064	513,731
Eli Lilly and Co.	13,535,000	453,423
Roche Holding AG2	3,270,000	449,048
Bristol-Myers Squibb Co.	17,000,000	423,980
Baxter International Inc.	7,575,000	307,848
Pfizer Inc	16,940,000	241,564
Johnson & Johnson	3,400,000	200,804
Shire Ltd. (ADR)	3,100,000	190,278
Novartis AG2	3,200,000	155,253
Covidien PLC	3,390,000	136,210
Intuitive Surgical, Inc.1	374,895	118,324
Hospira, Inc.1	1,700,000	97,665
Novo Nordisk A/S, Class B2	1,200,000	96,799
Stryker Corp.	1,900,000	95,114
Cardinal Health, Inc.	2,725,000	91,587
Abbott Laboratories	1,800,000	84,204
St. Jude Medical, Inc.1	2,200,000	79,398
Laboratory Corporation of America Holdings1	900,000	67,815
Thoratec Corp.1	1,489,500	63,646
Aetna Inc.	2,310,000	60,938
Medco Health Solutions, Inc.1	926,000	51,004
		5,421,183

ENERGY — 11.26%
Suncor Energy Inc.	32,632,784	960,392
Occidental Petroleum Corp.	6,304,244	486,372
ConocoPhillips	6,470,000	317,612
FMC Technologies, Inc.1	4,500,000	236,970
Chevron Corp.	3,417,763	231,929
CONSOL Energy Inc.	6,700,000	226,192
Tenaris SA (ADR)	6,200,000	214,582
Baker Hughes Inc.	5,000,000	207,850
Royal Dutch Shell PLC, Class A (ADR)	3,500,000	175,770
Royal Dutch Shell PLC, Class B (ADR)	500,000	24,140
Schlumberger Ltd.	3,470,200	192,041
Murphy Oil Corp.	3,092,200	153,219
Denbury Resources Inc.1	10,146,500	148,545
Acergy SA2	9,520,000	141,224
Imperial Oil Ltd.	3,608,739	131,461
Diamond Offshore Drilling, Inc.	2,050,000	127,490
Hess Corp.	2,500,000	125,850
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	3,210,000	110,167
Concho Resources Inc.1	1,865,000	103,191
Cenovus Energy Inc.	3,400,000	87,511
TOTAL SA2	1,850,000	82,333
Devon Energy Corp.	1,000,000	60,920
OAO TMK (GDR)1,2	3,998,950	58,225
Halliburton Co.	1,250,000	30,688
Quicksilver Resources Inc.1	2,592,200	28,514
Arch Coal, Inc.	562,586	11,145
		4,674,333

INDUSTRIALS — 10.76%
Lockheed Martin Corp.	5,598,200	417,066
Union Pacific Corp.	5,500,000	382,305
Boeing Co.	5,500,000	345,125
Schneider Electric SA2	3,242,272	328,166
Deere & Co.	5,000,000	278,400
Parker Hannifin Corp.	4,500,000	249,570
First Solar, Inc.1	2,110,000	240,181
Northrop Grumman Corp.	3,966,243	215,922
Emerson Electric Co.	4,500,000	196,605
Tyco International Ltd.	5,540,000	195,174
Waste Management, Inc.	5,900,000	184,611
European Aeronautic Defence and Space Co. EADS NV1,2	8,000,000	163,242
United Technologies Corp.	2,450,000	159,030
United Parcel Service, Inc., Class B	2,450,000	139,381
Fastenal Co.	2,600,500	130,519
Joy Global Inc.	2,238,638	112,134
Honeywell International Inc.	2,800,000	109,284
Precision Castparts Corp.	1,000,000	102,920
General Electric Co.	6,650,000	95,893
MTU Aero Engines Holding AG2	1,475,220	82,089
KBR, Inc.	3,950,000	80,343
General Dynamics Corp.	1,145,800	67,098
Grafton Group PLC, units2,3	14,962,000	53,109
DCC PLC2	2,000,000	45,180
Corporate Executive Board Co.	1,615,001	42,426
Vallourec SA2	150,000	25,611
Iron Mountain Inc.	1,000,000	22,460
		4,463,844

FINANCIALS — 10.68%
JPMorgan Chase & Co.	16,785,000	614,499
Wells Fargo & Co.	19,513,000	499,533
U.S. Bancorp	21,347,000	477,105
Bank of America Corp.	26,500,000	380,805
ACE Ltd.	5,700,000	293,436
Marsh & McLennan Companies, Inc.	11,060,000	249,403
Aon Corp.	6,700,000	248,704
SunTrust Banks, Inc.	8,198,238	191,019
Moody’s Corp.	7,460,000	148,603
Industrial and Commercial Bank of China Ltd., Class H2	175,890,000	127,716
New York Community Bancorp, Inc.	8,190,000	125,061
AMP Ltd.2	26,255,567	114,164
Citigroup Inc.1	30,000,000	112,800
Jefferies Group, Inc.	5,000,000	105,400
United Overseas Bank Ltd.2	6,627,897	92,075
Cincinnati Financial Corp.	3,000,000	77,610
Singapore Exchange Ltd.2	14,180,000	74,198
Travelers Companies, Inc.	1,500,000	73,875
Goldman Sachs Group, Inc.	455,000	59,728
Crédit Agricole SA2	5,000,000	51,182
Berkshire Hathaway Inc., Class A1	425	51,000
Bank of New York Mellon Corp.	1,812,500	44,751
Synovus Financial Corp.	17,400,000	44,196
American Express Co.	1,100,000	43,670
CapitalSource Inc.	6,860,954	32,658
Bank of Ireland1,2	39,658,782	32,610
People’s United Financial, Inc.	2,000,000	27,000
Hospitality Properties Trust	1,000,000	21,100
Irish Life & Permanent Group Holdings PLC1,2	8,435,059	15,468
		4,429,369

CONSUMER DISCRETIONARY — 10.60%
McDonald’s Corp.	12,406,400	817,210
Home Depot, Inc.	20,028,000	562,186
Starbucks Corp.	13,000,000	315,900
Time Warner Cable Inc.	6,000,000	312,480
Comcast Corp., Class A	17,165,000	298,156
Walt Disney Co.	8,000,000	252,000
Time Warner Inc.	8,500,000	245,735
Amazon.com, Inc.1	1,943,000	212,292
Virgin Media Inc.1	12,000,000	200,280
Strayer Education, Inc.3	760,000	157,996
Industria de Diseño Textil, SA2	2,200,000	124,774
Johnson Controls, Inc.	4,300,000	115,541
Lowe’s Companies, Inc.	5,630,000	114,965
Shaw Communications Inc., Class B, nonvoting	6,000,000	108,180
Marriott International, Inc., Class A	3,352,545	100,375
Macy’s, Inc.	5,500,000	98,450
Vivendi SA2	4,500,000	91,039
Nikon Corp.2	3,977,000	68,551
Chipotle Mexican Grill, Inc.1	379,832	51,965
News Corp., Class A	3,650,000	43,654
Penn National Gaming, Inc.1	1,763,000	40,725
Weight Watchers International, Inc.	1,070,000	27,488
McGraw-Hill Companies, Inc.	650,000	18,291
CarMax, Inc.1	875,000	17,412
		4,395,645

MATERIALS — 7.07%
Syngenta AG2	2,102,000	485,393
Potash Corp. of Saskatchewan Inc.	3,524,100	303,918
Dow Chemical Co.	9,514,500	225,684
CRH PLC2	9,132,047	191,141
Rio Tinto PLC2	4,000,000	175,039
E.I. du Pont de Nemours and Co.	5,000,000	172,950
Newmont Mining Corp.	2,500,000	154,350
Cliffs Natural Resources Inc.	3,200,000	150,912
Mosaic Co.	3,500,000	136,430
PPG Industries, Inc.	2,166,649	130,887
Weyerhaeuser Co.	3,583,000	126,122
Praxair, Inc.	1,565,000	118,924
Ecolab Inc.	2,500,000	112,275
Vale SA, ordinary nominative (ADR)	4,000,000	97,400
Sigma-Aldrich Corp.	1,925,000	95,923
MeadWestvaco Corp.	3,750,000	83,250
Alcoa Inc.	6,000,000	60,360
Nucor Corp.	1,400,000	53,592
Monsanto Co.	600,000	27,732
Buzzi Unicem SpA, nonconvertible shares2	2,640,000	15,882
Vulcan Materials Co.	353,143	15,478
		2,933,642

CONSUMER STAPLES — 6.05%
Philip Morris International Inc.	8,124,800	372,441
Altria Group, Inc.	14,175,100	284,069
Coca-Cola Co.	5,655,000	283,429
PepsiCo, Inc.	3,720,000	226,734
CVS/Caremark Corp.	7,705,000	225,911
Procter & Gamble Co.	2,870,000	172,143
Avon Products, Inc.	4,600,000	121,900
Unilever NV, depository receipts2	4,290,000	116,968
Pernod Ricard SA2	1,473,500	113,985
H.J. Heinz Co.	2,500,000	108,050
Colgate-Palmolive Co.	1,300,000	102,388
British American Tobacco PLC2	3,150,000	99,744
Coca-Cola Amatil Ltd.2	9,803,397	98,181
Diageo PLC2	6,176,164	96,775
Kraft Foods Inc., Class A	1,900,000	53,200
C&C Group PLC2	8,773,609	34,512
		2,510,430

UTILITIES — 4.45%
Questar Corp.	5,000,000	227,450
GDF SUEZ2	7,029,861	198,893
PPL Corp.	7,389,400	184,365
Exelon Corp.	4,460,900	169,380
Edison International	5,250,000	166,530
Duke Energy Corp.	8,500,000	136,000
American Water Works Co., Inc.	5,600,000	115,360
E.ON AG2	4,000,000	107,679
FirstEnergy Corp.	2,800,000	98,644
NV Energy, Inc.	7,000,000	82,670
PG&E Corp.	2,000,000	82,200
Dominion Resources, Inc.	2,000,000	77,480
Electricité de France SA2	1,761,147	66,928
NextEra Energy, Inc.	1,050,000	51,198
SUEZ Environnement Co.2	2,500,000	41,186
Xcel Energy Inc.	1,500,000	30,915
Entergy Corp.	150,000	10,743
		1,847,621

TELECOMMUNICATION SERVICES — 2.50%
Verizon Communications Inc.	19,800,000	554,796
Vodafone Group PLC2	44,500,000	92,214
China Telecom Corp. Ltd., Class H2	185,180,000	88,410
Telefónica, SA2	4,700,000	86,793
SOFTBANK CORP.2	3,045,800	80,505
AT&T Inc.	3,000,000	72,570
Koninklijke KPN NV2	4,921,551	62,842
		1,038,130

MISCELLANEOUS — 3.82%
Other common stocks in initial period of acquisition		1,584,994

Total common stocks (cost: $38,412,823,000)		39,606,005

	Principal amount
Convertible securities — 0.04%	(000)

INDUSTRIALS — 0.04%
Continental Airlines, Inc. 4.50% convertible debentures 2015	$12,500,000	16,281

Total convertible securities (cost: $12,500,000)		16,281

Bonds & notes — 0.01%

MORTGAGE-BACKED OBLIGATIONS4 — 0.01%
ChaseFlex Trust, Series 2007-2, Class A-1, 0.627% 20375	$9,675	6,132

Total bonds & notes (cost: $6,285,000)		6,132

	Principal amount	Value
Short-term securities — 4.59%	(000)	(000)

Fannie Mae 0.15%–0.31% due 8/4/2010–2/1/2011	$573,535	$573,163
Freddie Mac 0.16%–0.31% due 7/12–11/16/2010	509,906	509,782
Federal Home Loan Bank 0.17%–0.18% due 7/14–9/24/2010	125,400	125,363
Coca-Cola Co. 0.26%–0.28% due 7/21–8/24/20106	115,000	114,974
U.S. Treasury Bills 0.09%–0.155% due 7/8–8/19/2010	98,300	98,289
Jupiter Securitization Co., LLC 0.32%–0.40% due 7/19–8/17/20106	65,200	65,174
JPMorgan Chase & Co. 0.23% due 7/12/2010	22,800	22,798
Procter & Gamble International Funding S.C.A. 0.16%–0.23% due 7/7–7/21/20106	63,000	62,995
General Electric Capital Corp. 0.25% due 7/7/2010	32,300	32,298
General Electric Co. 0.08% due 7/1/2010	30,000	30,000
Wal-Mart Stores Inc. 0.18% due 7/9/20106	59,300	59,297
Straight-A Funding LLC 0.33%–0.39% due 8/6–8/13/20106	56,800	56,775
Hewlett-Packard Co. 0.16% due 7/22–7/26/20106	50,700	50,694
AT&T Inc. 0.20% due 7/30/20106	50,000	49,992
Emerson Electric Co. 0.19% due 7/22/20106	23,865	23,862
Merck & Co. Inc. 0.18% due 8/2/20106	19,500	19,497
Abbott Laboratories 0.19% due 8/10/20106	9,700	9,698

Total short-term securities (cost: $1,904,516,000)		1,904,651

Total investment securities (cost: $40,336,124,000)		41,533,069
Other assets less liabilities		(41,475)

Net assets		$41,491,594

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $5,182,038,000, which represented 12.49% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3Represents an affiliated company as defined under the Investment Company Act of 1940.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Coupon rate may change periodically.
6Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $512,958,000, which represented 1.24% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-910-0810O-S25507

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FUNDAMENTAL INVESTORS, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: August 31, 2010

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: August 31, 2010